Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2023
Net Fee And Commission Income [Abstract]
Schedule of fee and commission income

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022[1] £m	Half-year to 31 Dec 2022[1] £m

Fee and commission income:
Current accounts	310	330	316
Credit and debit card fees	617	561	634
Commercial banking and treasury fees	166	179	132
Unit trust and insurance broking	34	43	35
Factoring	39	40	39
Other fees and commissions	260	217	264
Total fee and commission income	1,426	1,370	1,420
Fee and commission expense	(539)	(521)	(549)
Net fee and commission income	887	849	871
[1]    Restated for the adoption of IFRS 17; see notes 1, 24 and 25.